Trade and Other Payables (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of Trade and Other Payables [Abstract]
Disclosure of detailed information about Trade And Other Current Payables [Text Block]
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
CURRENT
Trade payables	21,143	19,221	18,357	25,302
Accruals	9,568	7,503	6,934	9,096
Employee benefit liabilities	1,805	1,842	1,524	2,152
	32,516	28,566	26,815	36,550

Disclosure of detailed information about Trade And Other Non Current Payables [Text Block]
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Employee benefit liabilities	-	-	118	150